Acquisitions - Schedules of Fair Value of Consideration Transferred, Net of Cash Acquired (Detail) - USD ($) $ in Thousands	Aug. 25, 2021	Dec. 22, 2020
Solar Acquisition [Member] | Year 2020 [Member]
Business Acquisition [Line Items]
Cash consideration paid to the seller		$ 29,849
Cash consideration paid to settle debt		84,883
Cash consideration payable to the seller2		7,176
Contingent consideration		5,100
Total fair value of consideration transferred		127,008
Cash acquired		4,868
Restricted cash acquired		3,712
Total fair value of consideration transferred, net of cash acquired		$ 118,428
Acquisition Of True Green [Member] | Year 2021 [Member]
Business Acquisition [Line Items]
Cash consideration to the seller on closing	$ 136,689
Cash consideration to settle debt and interest rate swaps	51,523
Cash in escrow accounts	2,738
Purchase price payable	6,486
Total fair value of consideration transferred	197,436
Cash acquired	229
Restricted cash acquired	4,118
Total fair value of consideration transferred, net of cash acquired	$ 193,089